2. ABILITY TO CONTINUE AS A GOING CONCERN (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Notes to Financial Statements
Net loss	$ (219,343)	$ 14,012	$ 279,961
Cash flows from operations	125,128	48,422	$ (14,429)
Accumulated deficit	(23,451,107)	$ (23,231,764)
Funding requirements during the next twelve months	$ 265,000